Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY
VERSUS
PERFORMANCE
As
required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of
Regulation
S-K,
we are providing the following information about the relationship between compensation actually paid (as defined in Item 402(v)) and performance.

Year (a)	Summary Compensation Table Total for Principal Executive Officer (PEO) (1)(2) (b)	Compensation Actually Paid to PEO (3) (c)	Average Summary Compensation Table Total for Non-PEO NEOs (1)(4) (d)	Average Compensation Actually Paid to Non-PEO NEOs (5) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions) (h)	Consolidated Constant Currency Third-Party Net Sales (8) (in millions) (i)
					Total Shareholder Return (6) (f)	Peer Group Total Shareholder Return (6)(7) (g)

2022	$10,411,213	$277,678	$1,969,330	$593,868	$37	$83	($64)	$941

(1)	The PEO for 2022 was Vafa Jamali and the non-PEO NEOs for 2022 were Richard Heppenstall, Indraneel Kanaglekar Rebecca Whitney, and David Harmon.
(2)
The dollar amount reported in column (b) is the amount of total compensation reported for Mr. Jamali in the “Total” column of the 2022 Summary Compensation Table. Refer to “2022 Summary Compensation Table.”

(3)
The dollar amount reported in column (c) represents the amount of “compensation actually paid” to Mr. Jamali, as computed in
a
ccordance with Item 402(v) of Regulation S-K. The dollar amount does not reflect the actual amount of compensation earned by or paid to Mr. Jamali during 2022. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Jamali’s total compensation for 2022 to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Equity Award Adjustments (a)	Reported Change in the Actuarial Present Value of Pension Benefits (b)	Pension Benefit Adjustments (b)	Compensation Actually Paid to PEO
2022	$10,411,213	($9,000,054)	($1,133,481)	$0	$0	$277,678
(a)
The equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in 2022 that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of 2022 (from the company’s spinoff date on 3/1/2022) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2022; (iii) for awards that are granted and vest in the same applicable year (in this case, 2022 only), the fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2022, the amount equal to the change as of the vesting date (from the company’s spinoff date on 3/1/2022) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2022, a deduction for the amount equal to the fair value as of the
c
ompany’s spinoff date on 3/1/2022; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2022 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant, other than grant date fair values were determined using a Black-Scholes option-pricing model, while subsequent fair values were determined using a binomial “lattice” model. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value of Awards Granted and Vesting in the Same Year	Fair Value of Awards Granted in Prior Years Vesting During the Covered Year	Fair Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year	Total Equity Award Adjustments
2022	$3,319,312	($4,452,793)	$0	$0	$0	($1,133,481)
(b)
Since the company does not provide any qualified or
non-qualified
defined benefit pension plans or other post-employment defined benefit plans to executives, no adjustments relating to defined benefit and pension plans (as applicable) were made to total compensation to determine compensation actually paid.
(4)	The dollar amount reported in column (d) represents the average of the amounts reported for the Non-PEO NEOs as a group in the “Total” column of the 2022 Summary Compensation Table for 2022.

(5)
The dollar amount reported in column (e) represents the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amount does not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during 2022. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the Non-PEO NEOs as a group in 2022 to determine the compensation actually paid, using the same methodology described above in footnote (3):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits (b)	Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$1,969,330	($1,350,036)	($25,426)	$0	$0	$593,868
(a)
The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value of Awards Granted and Vesting in the Same Year	Fair Value of Awards Granted in Prior Years Vesting During the Covered Year	Fair Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year	Total Equity Award Adjustments
2022	$504,695	($442,146)	$0	($87,975)	$0	($25,426)
(b)
Since the company does not provide any qualified or
non-qualified
defined benefit pension plans or other post-employment defined benefit plans to executives
, no adjustments relating to defined benefit and pension plans (as applicable) were made to total compensation to determine compensation actually paid.
(6)	TSR, in the case of both the company and the peer group, reflects the cumulative return of $100 as if invested on March 1, 2022, the date of our spinoff, including reinvestment of any dividends.
(7)
The peer group is the S&P 600 Healthcare Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022.

(8)
The company believes consolidated constant currency third-party net sales is the financial performance measure most closely linked to the calculation of compensation actually paid in 2022. Consolidated constant currency third-party net sales is a non-GAAP financial measure. See Appendix A for a reconciliation of this non-GAAP financial measure to the most directly comparable GAAP measure.

Company Selected Measure Name	Consolidated constant currency third-party net sales
Named Executive Officers, Footnote [Text Block]	The PEO for 2022 was Vafa Jamali and the non-PEO NEOs for 2022 were Richard Heppenstall, Indraneel Kanaglekar Rebecca Whitney, and David Harmon.
Peer Group Issuers, Footnote [Text Block]	The peer group is the S&P 600 Healthcare Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022.
PEO Total Compensation Amount	$ 10,411,213
PEO Actually Paid Compensation Amount	$ 277,678
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
The dollar amount reported in column (c) represents the amount of “compensation actually paid” to Mr. Jamali, as computed in
a
ccordance with Item 402(v) of Regulation S-K. The dollar amount does not reflect the actual amount of compensation earned by or paid to Mr. Jamali during 2022. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Jamali’s total compensation for 2022 to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Equity Award Adjustments (a)	Reported Change in the Actuarial Present Value of Pension Benefits (b)	Pension Benefit Adjustments (b)	Compensation Actually Paid to PEO
2022	$10,411,213	($9,000,054)	($1,133,481)	$0	$0	$277,678
(a)
The equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in 2022 that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of 2022 (from the company’s spinoff date on 3/1/2022) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2022; (iii) for awards that are granted and vest in the same applicable year (in this case, 2022 only), the fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2022, the amount equal to the change as of the vesting date (from the company’s spinoff date on 3/1/2022) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2022, a deduction for the amount equal to the fair value as of the
c
ompany’s spinoff date on 3/1/2022; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2022 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant, other than grant date fair values were determined using a Black-Scholes option-pricing model, while subsequent fair values were determined using a binomial “lattice” model. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value of Awards Granted and Vesting in the Same Year	Fair Value of Awards Granted in Prior Years Vesting During the Covered Year	Fair Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year	Total Equity Award Adjustments
2022	$3,319,312	($4,452,793)	$0	$0	$0	($1,133,481)
(b)
Since the company does not provide any qualified or
non-qualified
defined benefit pension plans or other post-employment defined benefit plans to executives, no adjustments relating to defined benefit and pension plans (as applicable) were made to total compensation to determine compensation actually paid.

Non-PEO NEO Average Total Compensation Amount	$ 1,969,330
Non-PEO NEO Average Compensation Actually Paid Amount	$ 593,868
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)	The dollar amount reported in column (d) represents the average of the amounts reported for the Non-PEO NEOs as a group in the “Total” column of the 2022 Summary Compensation Table for 2022.

(5)
The dollar amount reported in column (e) represents the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amount does not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during 2022. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the Non-PEO NEOs as a group in 2022 to determine the compensation actually paid, using the same methodology described above in footnote (3):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits (b)	Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$1,969,330	($1,350,036)	($25,426)	$0	$0	$593,868
(a)
The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value of Awards Granted and Vesting in the Same Year	Fair Value of Awards Granted in Prior Years Vesting During the Covered Year	Fair Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year	Total Equity Award Adjustments
2022	$504,695	($442,146)	$0	($87,975)	$0	($25,426)
(b)
Since the company does not provide any qualified or
non-qualified
defined benefit pension plans or other post-employment defined benefit plans to executives
, no adjustments relating to defined benefit and pension plans (as applicable) were made to total compensation to determine compensation actually paid.

Tabular List [Table Text Block]
•	Consolidated Constant Currency Third-Party Net Sales (the Company-Selected Measure)
•	Adjusted EBITDA
•	Bonus Constant Currency Cash Flow Metric

Total Shareholder Return Amount	$ 37
Peer Group Total Shareholder Return Amount	83
Net Income (Loss)	$ (64,000,000)
Company Selected Measure Amount	941
PEO Name	Vafa Jamali
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Consolidated Constant Currency Third-Party Net Sales (the Company-Selected Measure)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Bonus Constant Currency Cash Flow Metric
PEO [Member] | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,133,481)
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,319,312
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,452,793)
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,000,054)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,133,481)
PEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Fair Value of Awards Granted and Vesting in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(25,426)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	504,695
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(442,146)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(87,975)
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,350,036)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(25,426)
Non-PEO NEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Fair Value of Awards Granted and Vesting in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0